UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22745

American Funds Global High-Income Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2014

Courtney R. Taylor

American Funds Global High-Income Opportunities Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Global High-Income Opportunities FundSM Semi-annual report for the six months ended August 31, 2014

American Funds Global High-Income Opportunities Fund seeks to provide, over the long term, a high level of total return largely comprising current income by investing significantly in higher yielding and generally lower quality debt securities of global issuers.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2014 (the most recent calendar quarter-end):

		Lifetime
Class A shares	1 year	(since 12/14/12)

Reflecting 3.75% maximum sales charge	0.53%	0.37%

The fund’s estimated gross expense ratio for Class A shares was 1.12% as of the prospectus dated August 29, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses for Class A shares. This reimbursement will be in effect through at least April 30, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund prospectus for details. Visit americanfunds.com for more information.

Although the fund has plans of distribution for Class A shares, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Expenses shown assume fees for distribution services were charged on these assets. However, because fees for distribution services were not charged on these assets, actual fund expenses were lower and total return was higher. See the “Plans of distribution” section of the prospectus for information on the distribution services fees permitted to be charged by the fund.

The fund’s 30-day yield for Class A shares as of September 30, 2014, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 5.19%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Contents

1	Letter to investors
2	Investment portfolio
7	Financial statements

Fellow investors:

For the six months ended August 31, 2014, American Funds Global High-Income Opportunities Fund produced a total return of 4.48%. In comparison, the unmanaged Barclays Global High Yield Index, which has no expenses, gained 2.82%. The table below also shows our Custom Global High Yield Index, which gained 4.72%. This index may offer a better reflection of the universe in which the fund invests. The Custom Global HY Index being defined is a blend of market indexes. The Custom Lipper Blended Index, a blend of multiple peer indexes, rose 4.46%.

The fund produced dividends totaling more than 21 cents a share for the six-month period. This resulted in an income return of 2.21% for those reinvesting their dividends and 2.20% for investors taking their dividends in cash. The fund’s net asset value increased from $9.79 to $10.01.

At period-end, 51.25% of the fund was invested in corporate bonds, notes and loans, with another 39.37% in non-U.S. sovereign debt. The remainder of the portfolio is invested in other securities, short-term obligations and cash.

Cordially,

Robert H. Neithart
President

October 16, 2014

For current information about the fund, visit americanfunds.com.

Results at a glance

For periods ended August 31, 2014, with all distributions reinvested

	Cumulative		Average annual
	total returns		total returns
			Lifetime
	6 months	1 year	(since 12/14/12)

American Funds Global High-Income Opportunities Fund (Class A shares)	4.48%	11.03%	4.79%
Barclays Global High Yield Index[1]	2.82	11.24	7.67
Custom Global High Yield Index[1,2]	4.72	10.88	4.27
Custom Lipper Blended Index[3]	4.46	10.11	3.85

[1]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[2]	The Custom Global High Yield Index blends the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, J.P. Morgan EMBI Global Index, J.P. Morgan GBI-EM Global Diversified Index and the J.P. Morgan CEMBI Broad Diversified Index by weighting their total returns at 50%, 20%, 20% and 10%, respectively. The portfolio is rebalanced monthly.
[3]	The Custom Lipper Blended Index blends the Lipper High Yield Funds Index, Lipper Emerging Markets Hard Currency Debt Funds Index and the Lipper Emerging Markets Local Currency Debt Funds Index by weighting their total returns at 50%, 30% and 20%, respectively. The portfolio is rebalanced monthly. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Funds Global High-Income Opportunities Fund	1

Investment portfolio August 31, 2014	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
A/A	9.45%
BBB/Baa	19.30
Below investment grade	60.60
Unrated	1.75
Other	1.20
Short-term securities & other assets less liabilities	7.70

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 91.10%	Principal amount (000)		Value (000)
Corporate bonds & notes 51.25%
Industrials 9.54%
AAF Holdings LLC 12.75% 2019[1,2,3,4]		$100	$102
ADS Waste Escrow 8.25% 2020		250	267
ADT Corp. 4.125% 2019		350	352
Altegrity, Inc. 9.50% 2019[1]		350	339
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017		250	252
Avianca Holdings SA, 8.375% 2020[1]		225	245
Brunswick Rail Finance Ltd. 6.50% 2017		250	241
Builders Firstsource 7.625% 2021[1]		100	105
CEVA Group PLC 7.00% 2021[1]		100	101
Euramax International, Inc. 9.50% 2016		250	246
Far East Capital Limited SA 8.75% 2020[1]		350	255
Gates Global LLC, Term Loan B, 4.25% 2021[2,4,5]		125	124
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]		200	209
Navios Maritime Holdings Inc. 7.375% 2022[1]		200	208
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019		300	313
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]		150	152
Nortek Inc. 8.50% 2021		525	574
Ply Gem Industries, Inc. 6.50% 2022[1]		175	174
R.R. Donnelley & Sons Co. 7.25% 2018		159	180
R.R. Donnelley & Sons Co. 7.875% 2021		50	57
R.R. Donnelley & Sons Co. 7.00% 2022		125	137
RZD Capital Ltd. 8.30% 2019	RUB	15,000	371
			5,004

Energy 7.90%
Alpha Natural Resources, Inc. 6.00% 2019		$300	215
American Energy (Marcellus), Term Loan A, 8.50% 2021[2,4,5]		25	25
American Energy (Permian Basin) 7.125% 2020[1]		175	171
American Energy (Permian Basin) 7.375% 2021[1]		75	74
Arch Coal, Inc. 7.25% 2021		500	334
CONSOL Energy Inc. 8.25% 2020		225	241

2	American Funds Global High-Income Opportunities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds & notes (continued)
Energy (continued)
NGPL PipeCo LLC 7.119% 2017[1]		$75	$78
NGPL PipeCo LLC 9.625% 2019[1]		25	27
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,2]		193	208
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,2]		198	213
PDC Energy Inc. 7.75% 2022		450	495
Peabody Energy Corp. 6.00% 2018		250	259
Petróleos Mexicanos 7.19% 2024	MXN	3,300	261
Petróleos Mexicanos 6.50% 2041		$250	306
Sabine Pass Liquefaction, LLC 5.625% 2021		400	424
Sabine Pass Liquefaction, LLC 5.75% 2024[1]		200	208
Samson Investment Co. 9.75% 2020		200	205
Teekay Corp. 8.50% 2020		350	398
			4,142

Health care 7.13%
Centene Corp. 5.75% 2017		100	107
Centene Corp. 4.75% 2022		75	76
DJO Finance LLC 7.75% 2018		85	89
DJO Finance LLC 8.75% 2018		225	240
DJO Finance LLC 9.875% 2018		405	435
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]		80	82
Forest Laboratories, Inc. 5.00% 2021[1]		100	110
HCA Inc. 3.75% 2019		150	152
INC Research LLC 11.50% 2019[1]		600	675
inVentiv Health Inc, Term Loan B4, 7.75% 2018[2,4,5]		150	150
inVentiv Health Inc. 9.00% 2018[1]		400	420
inVentiv Health Inc. 11.00% 2018[1]		178	149
inVentiv Health Inc. 12.00% 2018[1,3,4]		256	245
Kinetic Concepts, Inc. 12.50% 2019		125	143
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]		140	134
PRA Holdings, Inc. 9.50% 2023[1]		150	165
Symbion Inc. 8.00% 2016		100	104
VWR Funding, Inc. 7.25% 2017		250	265
			3,741

Materials 6.56%
ArcelorMittal 7.25% 2041[4]		300	319
CEMEX Finance LLC 9.375% 2022		500	593
First Quantum Minerals Ltd. 6.75% 2020[1]		254	265
First Quantum Minerals Ltd. 7.00% 2021[1]		254	268
FMG Resources 6.00% 2017[1]		250	261
JMC Steel Group Inc. 8.25% 2018[1]		550	559
LSB Industries, Inc. 7.75% 2019		150	165
Rayonier Advanced Materials Inc. 5.50% 2024[1]		270	265
Reynolds Group Inc. 9.875% 2019		225	251
Ryerson Inc. 11.25% 2018		250	279
Walter Energy, Inc. 9.875% 2020		275	155
Walter Energy, Inc. 8.50% 2021		125	61
			3,441

Telecommunication services 5.85%
Digicel Group Ltd. 8.25% 2020		250	271
Digicel Group Ltd. 6.00% 2021[1]		200	206
MetroPCS Wireless, Inc. 6.25% 2021		125	130
MetroPCS Wireless, Inc. 6.625% 2023		125	132
Millicom International Cellular SA 4.75% 2020[1]		500	501
Millicom International Cellular SA 6.625% 2021[1]		200	219
NII Capital Corp. 10.00% 2016		450	133
NII Capital Corp. 7.875% 2019[1]		300	200
NII Capital Corp. 11.375% 2019[1]		250	168
Sprint Nextel Corp. 7.00% 2020		575	617
T-Mobile US, Inc. 6.731% 2022		100	106
Trilogy International Partners, LLC 10.25% 2016[1]		375	385
			3,068

American Funds Global High-Income Opportunities Fund	3

	Principal amount		Value
		(000)	(000)
Consumer discretionary 5.71%
Automotores Gildemeister SA 8.25% 2021		$150	$89
Automotores Gildemeister SA 8.25% 2021[1]		100	60
Boyd Gaming Corp. 9.00% 2020		750	809
Caesars Entertainment Operating Co. 11.25% 2017		300	248
Cengage Learning Acquisitions, Inc., Term Loan B, 7.00% 2020[2,4,5]		100	101
Delta 2 (Formula One), Term Loan B, 4.75% 2021[2,4,5]		75	75
Delta 2 (Formula One), Term Loan B, 7.75% 2022[2,4,5]		100	101
DISH DBS Corp. 4.625% 2017		200	209
DISH DBS Corp. 4.25% 2018		200	205
Grupo Televisa, SAB 7.25% 2043	MXN	2,000	134
Guitar Center, Inc. 9.625% 2020[1]		$125	105
Laureate Education, Inc. 9.25% 2019[1]		200	206
Neiman Marcus Group LTD Inc. 8.00% 2021[1]		125	135
Neiman Marcus Group LTD Inc. 8.75% 2021[1,3,4]		75	82
Sotheby’s Holdings, Inc. 5.25% 2022[1]		200	196
VTR Finance BV 6.875% 2024[1]		225	242
			2,997

Information technology 3.95%
Alcatel-Lucent USA Inc. 4.625% 2017[1]		300	306
First Data Holdings, Inc. 14.50% 2019[1,3]		39	41
First Data Corp. 11.75% 2021		130	154
First Data Corp. 8.75% 2022[1,3,4]		125	137
Freescale Semiconductor, Inc. 5.00% 2021[1]		250	253
Global A&T Electronics Ltd. 10.00% 2019[1]		275	251
Lawson Software, Inc. 9.375% 2019		125	138
NXP BV and NXP Funding LLC 3.75% 2018[1]		475	480
Serena Software, Inc. Term Loan B 7.50% 2020[2,4,5]		150	152
SRA International, Inc. 11.00% 2019		150	161
			2,073

Financials 3.63%
BBVA Bancomer SA 6.50% 2021		200	226
CIT Group Inc. 5.00% 2017		225	238
CIT Group Inc. 3.875% 2019		100	101
Crescent Resources 10.25% 2017[1]		400	442
Icahn Enterprises Finance Corp. 6.00% 2020		150	161
iStar Financial Inc., Series B, 9.00% 2017		125	141
iStar Financial Inc. 4.875% 2018		200	200
Realogy Corp. 9.00% 2020[1]		350	393
			1,902

Utilities 0.98%
AES Corp. 8.00% 2017		25	29
AES Corp. 5.50% 2024		100	102
Emgesa SA ESP 8.75% 2021	COP	300,000	170
NRG Energy, Inc. 6.625% 2023		$200	213
			514

Total corporate bonds & notes			26,882

Bonds & notes of governments & government agencies outside the U.S. 39.37%
Argentina (Republic of) 7.00% 2017		500	419
Brazil (Federal Republic of) 10.00% 2017	BRL	1,000	435
Brazil (Federal Republic of) 6.00% 2045[6]		2,491	1,186
Colombia (Republic of), Series B, 6.00% 2028	COP	1,520,000	735
Colombia (Republic of) Global 9.85% 2027		1,230,000	849
Dominican Republic 7.45% 2044[1]		$225	250
Gabonese Republic 6.375% 2024[2]		200	219
Ghana (Republic of) 8.50% 2017		350	371
Greek Government 2.00%/3.00% 2023[7]		€110	123
Greek Government 2.00%/3.00% 2024[7]		110	119
Greek Government 2.00%/3.00% 2025[7]		110	117
Greek Government 2.00%/3.00% 2026[7]		110	113
Greek Government 2.00%/3.00% 2027[7]		110	110
Greek Government 2.00%/3.00% 2028[7]		110	108
Greek Government 2.00%/3.00% 2029[7]		110	107

4	American Funds Global High-Income Opportunities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Greek Government 2.00%/3.00% 2030[7]		€110	$105
Greek Government 2.00%/3.00% 2031[7]		110	104
Greek Government 2.00%/3.00% 2032[7]		110	102
Greek Government 2.00%/3.00% 2033[7]		110	101
Greek Government 2.00%/3.00% 2034[7]		110	100
Greek Government 2.00%/3.00% 2035[7]		110	99
Greek Government 2.00%/3.00% 2036[7]		110	98
Greek Government 2.00%/3.00% 2037[7]		110	97
Greek Government 2.00%/3.00% 2038[7]		110	97
Greek Government 2.00%/3.00% 2039[7]		110	97
Greek Government 2.00%/3.00% 2040[7]		110	96
Greek Government 2.00%/3.00% 2041[7]		110	96
Greek Government 2.00%/3.00% 2042[7]		110	96
Hungarian Government 5.375% 2023		$494	535
Hungarian Government, Series 25B, 5.50% 2025	HUF	54,420	246
Indonesia (Republic of) 7.875% 2019	IDR	5,640,000	482
Iraq (Republic of) 5.80% 2028[2]		$700	626
Kenya (Republic of) 6.875% 2024[1]		400	433
Lithuania (Republic of) 6.625% 2022		200	244
Nigeria (Republic of) 6.375% 2023		450	496
Peru (Republic of) 7.35% 2025		150	202
Philippines (Republic of) 6.375% 2022	PHP	16,325	434
Philippines (Republic of) 7.75% 2031		$125	177
Polish Government, Series 0922, 5.75% 2022	PLN	1,750	651
Portuguese Government 5.65% 2024		€955	1,505
Russian Federation 7.50% 2018	RUB	37,300	947
Russian Federation 5.00% 2020		$400	413
Slovenia (Republic of) 5.50% 2022		500	554
Slovenia (Republic of) 5.85% 2023[1]		500	568
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR	4,025	378
Sri Lanka (Republic of) 6.25% 2021		$250	269
Thai Government 3.625% 2023	THB	7,450	237
Turkey (Republic of) 9.50% 2022	TRY	1,500	723
Turkey (Republic of) 6.875% 2036		$425	519
United Mexican States Government 2.50% 2020[6]	MXN	8,251	655
United Mexican States Government, Series M20, 10.00% 2024		10,500	1,068
United Mexican States Government Global, Series A, 4.00% 2023		$200	212
Uruguay (Republic of) 4.25% 2027[2,6]	UYU	14,096	657
Venezuela (Republic of) 9.25% 2027		$400	317
Zambia (Republic of) 8.50% 2024[1]		475	552
			20,649

Municipals 0.48%
Puerto Rico Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035		275	252

Total bonds, notes & other debt instruments (cost: $48,502,000)			47,783

Convertible stocks 0.96%		Shares
Industrials 0.96%
CEVA Group PLC, Series A-2, 2.234% convertible preferred[8,9]		231	277
CEVA Group PLC, Series A-1, 3.234% convertible preferred[9]		145	225

Total convertible stocks (cost: $427,000)			502

Common stocks 0.24%
Industrials 0.24%
CEVA Group PLC[1,9,10]		107	128

Total common stocks (cost: $124,000)			128

American Funds Global High-Income Opportunities Fund	5

Short-term securities 6.29%	Principal amount (000)	Value (000)
Bank of New York Mellon Corp. 0.04% due 9/2/2014[1]	$1,000	$1,000
Fannie Mae 0.05% due 9/3/2014	1,600	1,600
Gotham Funding Corp. 0.15% due 9/23/2014[1]	700	700

Total short-term securities (cost: $3,300,000)		3,300
Total investment securities 98.59% (cost: $52,353,000)		51,713
Other assets less liabilities 1.41%		737

Net assets 100.00%		$52,450

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,106,000, which represented 28.80% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[4]	Coupon rate may change periodically.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $728,000, which represented 1.39% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $630,000, which represented 1.20% of the net assets of the fund.
[10]	Security did not produce income during the last 12 months.

				Percent
	Acquisition	Cost	Value	of net
Private placement security	date	(000)	(000)	assets
CEVA Group PLC, Series A-2, 2.234% convertible preferred	12/14/2012	$280	$277	.53%

Key to abbreviations and symbol

BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
HUF = Hungarian forints
IDR = Indonesian rupiah
MXN = Mexican pesos
PHP = Philippine pesos
PLN = Polish zloty
RUB = Russian rubles
THB = Thai baht
TRY = Turkish lira
UYU = Uruguayan pesos
ZAR = South African rand
G.O. = General Obligation

Ref. = Refunding

See Notes to Financial Statements

6	American Funds Global High-Income Opportunities Fund

Financial statements

Statement of assets and liabilities	unaudited
at August 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $52,353)		$51,713
Cash		93
Receivables for:
Sales of investments	$50
Interest	956	1,006
		52,812
Liabilities:
Payables for:
Purchases of investments	324
Investment advisory services	25
Other	13	362
Net assets at August 31, 2014		$52,450

Net assets consist of:
Capital paid in on shares of beneficial interest		$52,387
Undistributed net investment income		875
Accumulated net realized loss		(165)
Net unrealized depreciation		(647)
Net assets at August 31, 2014		$52,450

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (5,241 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$52,450	5,241	$10.01

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	7

Statement of operations	unaudited
for the six months ended August 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $9)		$1,617
Fees and expenses*:
Investment advisory services	$149
Administrative services	3
Reports to shareholders	8
Registration statement and prospectus	8
Trustees’ compensation	— †
Auditing and legal	61
Custodian	5
Other	5
Total fees and expenses before reimbursements	239
Less reimbursement of fees and expenses	72
Total fees and expenses after reimbursements		167
Net investment income		1,450

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments	382
Forward currency contracts	(152)
Currency transactions	4	234
Net unrealized appreciation (depreciation) on:
Investments	511
Forward currency contracts	16
Currency translations	(1)	526
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		760

Net increase in net assets resulting from operations		$2,210

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

8	American Funds Global High-Income Opportunities Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	August 31, 2014*	February 28, 2014

Operations:
Net investment income	$1,450	$2,806
Net realized gain (loss) on investments, forward currency contracts and currency transactions	234	(380)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	526	(1,762)
Net increase in net assets resulting from operations	2,210	664

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,112)	(2,630)
Distributions from net realized gain on investments	—	(65)
Total dividends and distributions paid to shareholders	(1,112)	(2,695)

Net capital share transactions	2,387	—

Total increase (decrease) in net assets	3,485	(2,031)

Net assets:
Beginning of period	48,965	50,996
End of period (including undistributed net investment income: $875 and $537, respectively)	$52,450	$48,965

*Unaudited.

American Funds Global High-Income Opportunities Fund	9

Notes to financial statements	unaudited

1. Organization

American Funds Global High-Income Opportunities Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide, over the long-term, a high level of total return largely comprising current income by investing significantly in higher yielding and generally lower quality debt securities of global issuers.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

On August 29, 2014, the fund made an additional retirement plan share class (Class R-2E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

10	American Funds Global High-Income Opportunities Fund

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

American Funds Global High-Income Opportunities Fund	11

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2014, all of the fund’s investments were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiative.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

12	American Funds Global High-Income Opportunities Fund

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of August 31, 2014, the fund did not have any open forward currency contracts.

American Funds Global High-Income Opportunities Fund	13

The following table presents the financial statement impacts resulting from the fund’s use of forward currency contracts as of August 31, 2014 (dollars in thousands):

	Net realized loss		Net unrealized appreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized loss on forward currency contracts	$(152)	Net unrealized appreciation on forward currency contracts	$16

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 28, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$522
Capital loss carryforward*	(341)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of August 31, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$2,192
Gross unrealized depreciation on investment securities	(2,890)
Net unrealized depreciation on investment securities	(698)
Cost of investment securities	52,411

14	American Funds Global High-Income Opportunities Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended August 31, 2014	Year ended February 28, 2014
Class A	$1,112	$2,695
Total	$1,112	$2,695

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rates of 0.570% of daily net assets. For the six months ended August 31, 2014, the investment advisory services fee was $149,000.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the six months ended August 31, 2014, total fees and expenses reimbursed by CRMC were $72,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of August 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Global High-Income Opportunities Fund	15

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. During the period March 1, 2014, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended August 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$—	$—	$3	Not applicable
Total class-specific expenses	$—	$—	$3	Not applicable

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of dividends and distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended August 31, 2014

Class A	$3,350	337	$37	4	$(1,000)	(100)	$2,387	241
Total net increase (decrease)	$3,350	337	$37	4	$(1,000)	(100)	$2,387	241

Year ended February 28, 2014
Class A	$—	—	$—	—	$—	—	$—	—
Total net increase (decrease)	$—	—	$—	—	$—	—	$—	—

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,528,000 and $9,609,000, respectively, during the six months ended August 31, 2014.

10. Ownership concentration

At August 31, 2014, CRMC held 100% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on December 14, 2012.

16	American Funds Global High-Income Opportunities Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements[4]	Ratio of expenses to average net assets after reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]
Class A
Six months ended 8/31/2014[5,6]	$9.79	$.28	$.16	$.44	$(.22)	$—	$(.22)	$10.01	4.48%	$52,450	.92%[7]	.64%[7]	5.56%[7]
Year ended 2/28/2014	10.20	.56	(.43)	.13	(.53)	(.01)	(.54)	9.79	1.47	48,965	.69	.64	5.69
Period from 12/14/2012 to 2/28/2013[5,8]	10.00	.11	.11	.22	(.02)	—	—	10.20	2.20	50,996	.19	.13	1.04

	Six months
	ended	Year ended	For the period
	August 31,	February 28,	12/14/2012 to
	2014[5,6]	2014	2/28/2013[5,7]
Portfolio turnover rate for all share classes	23%	44%	8%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed other fees and expenses.
[4]	Although the fund has plans of distribution for Class A shares, fees for distribution services are not paid by the fund on amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	For the period December 14, 2012, commencement of operations, through February 28, 2013.

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	17

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2014, through August 31, 2014).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	3/1/2014	8/31/2014	during period*	expense ratio
Class A – actual return	$1,000.00	$1,044.81	$3.30	.64%
Class A – assumed 5% return	1,000.00	1,021.98	3.26	.64

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

18	American Funds Global High-Income Opportunities Fund

Approval of Investment Advisory and Service Agreement

The American Funds Global High-Income Opportunities Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2015. The board approved the agreement following the recommendation of the Fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and committee determined that the fund’s proposed advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing, over the long term, a high level of total return largely composed of current income. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper High Yield Funds Average and the Barclays Global High Yield Index. They noted that for the fund’s short history its investment results were substantially below the Lipper average and the Barclays index, that neither the Lipper average nor the Barclays index is an entirely satisfactory comparison given the fund’s distinguishing characteristics. The board and the committee concluded CRMC’s record indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expense levels of the fund. They noted that the fund’s advisory fees were at the median level for all high-yield funds when it commenced operation. They also noted the limited usefulness of comparative expense data because the fund was not yet available for purchase by the public. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Global High-Income Opportunities Fund	19

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

20	American Funds Global High-Income Opportunities Fund

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Global High-Income Opportunities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global High-Income Opportunities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Lit. No. MFGESRX-038-1014 10281-S41521

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: October 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: October 31, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: October 31, 2014